Share-Based Compensation - Additional Information (Detail)	12 Months Ended					12 Months Ended			12 Months Ended		0 Months Ended	3 Months Ended											12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Market Restricted Stock Units USD ($)	Dec. 31, 2013 Market Restricted Stock Units	Dec. 31, 2014 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2014 Restricted Stock Units (RSUs) Treasury Shares	Dec. 31, 2014 Stock Options And Restricted Stock Units	Jun. 19, 2013 Stock Options And Restricted Stock Units Management Board	Aug. 19, 2011 Tune Up EUR (€)	Mar. 31, 2013 Tune Up USD ($)	Mar. 31, 2013 Tune Up EUR (€)	Dec. 31, 2012 Tune Up USD ($)	Dec. 31, 2012 Tune Up EUR (€)	Dec. 31, 2014 Tune Up USD ($)	Dec. 31, 2013 Tune Up USD ($)	Dec. 20, 2012 Tune Up USD ($)	Dec. 20, 2012 Tune Up EUR (€)	Dec. 20, 2012 Tune Up Due in January 2013 EUR (€)	Dec. 20, 2012 Tune Up Due in April 2013 EUR (€)	Dec. 20, 2012 Tune Up Due in April 2014 EUR (€)	Dec. 31, 2014 Tune Up General and Administrative Expense USD ($)	Dec. 31, 2013 Tune Up General and Administrative Expense USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option conversion rate	1
Option and restricted stock available for future grant									12,209,948
Aggregate number of shares authorized for future grant										500,000
Share based compensation by share based payment award options and restricted stock units, vesting period									4 years
Share based compensation by share based payment award options granted contractual life									10 years
Share based compensation arrangement by share based payment award options and restricted stock units, vesting right									Options and restricted stock units generally vest over a period of four years, whereby 25% of the options vest on the first anniversary of the start date and the remaining options vest quarterly thereafter, in equal portions during the remaining vesting period.
Unvested Share Option Not Yet Recognized	$ 5,007,000
Share Based Compensation Relating to Unvested Shares recognition Period	1 year 8 months 16 days			2 years 6 months		2 years 6 months
Stock Option Repurchased	0	702,000	919,000
Unvested share not yet recognized				414,000		8,083,000
Aggregate vested shares withheld in payment of withholding tax obligations						64,106	0
Outstanding unvested stock				100,000	100,000			75,000
Total value of shares to be issued which are subject to continued employment											11,500,000
Liability in relation to share based compensation accounted for cash settlement																0	1,486,000	5,700,000	4,300,000	2,100,000	1,100,000	1,100,000
Share Based Compensation expense	12,376,000	8,927,000	16,183,000									2,900,000	2,000,000	2,900,000	2,200,000
Share Based Compensation Expense																								$ 3,133,000